SUPPLEMENT TO THE

VARIABLE UNIVERSAL LIFE INSURANCE POLICY PROSPECTUS

AMERICAN GENERAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VL-R

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SEPARATE ACCOUNT USL VL-R

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

Dated: May 30, 2023

Effective on or about June 9, 2023, the Express Delivery Premium Payments address is changed to the following:

American General Life Insurance Company

Deluxe Lockbox 993

5450 N. Cumberland Ave.

Chicago, IL 60656

The United States Life Insurance Company in the City of New York

Deluxe Lockbox 993

5450 N. Cumberland Ave.

Chicago, IL 60656

All references in the prospectus to the Express Delivery Premium Payments address are hereby replaced accordingly.

Please keep this Supplement with your Prospectus.